Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Remaining intangible assets	$ 137	$ 146
Intangible Asset, Useful Life	20 years
Brand Names [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	$ 118,461	118,733
Intangible Asset, Useful Life	20 years
Archived Images [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	$ 501	$ 502
L’Officiel [Member] | Brand Names [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	92,216
L’Officiel [Member] | Archived Images [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	501
The Art Newspaper [Member]
Intangible Assets [Line Items]
Intangible assets carrying amount	$ 25,809
Minimum [Member] | L’Officiel [Member]
Intangible Assets [Line Items]
Growth rate percentage	1.90%
Minimum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Growth rate percentage	1.50%
Maximum [Member] | L’Officiel [Member]
Intangible Assets [Line Items]
Growth rate percentage	2.50%
Maximum [Member] | The Art Newspaper [Member]
Intangible Assets [Line Items]
Growth rate percentage	3.20%